Fair value measurements and financial risk management - Aging of trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Total accounts receivable, net	$ 60,427	$ 28,830
0 to 90 days
Disclosure of provision matrix [line items]
Total accounts receivable, net	53,901	27,627
91 to 180 days
Disclosure of provision matrix [line items]
Total accounts receivable, net	5,797	236
181 days +
Disclosure of provision matrix [line items]
Total accounts receivable, net	$ 729	$ 967